ACQUISITIONS AND DISPOSALS (Schedule of Fair Value of Assets Acquired and Liabilities Assumed) (Details) - CHS [Member] ¥ in Thousands	Apr. 06, 2015 CNY (¥)
Business Acquisition [Line Items]
Purchase consideration	¥ 253,499
Current assets	9,578
Property and equipment, net	260,321
Intangible assets	3,094
Current liabilities	(8,528)
Deferred tax assets	2,452
Deferred tax liabilities	(588)
Gain on bargain purchase	¥ (12,830)